Roxbury Small-Cap Growth Fund - Institutional Shares (Prospectus Summary) | Roxbury Small-Cap Growth Fund - Institutional Shares
SUMMARY SECTION - Roxbury Small-Cap Growth Fund
Investment Objective
The Roxbury Small-Cap Growth Fund (the "Small-Cap Growth Fund" or the "Fund") seeks superior long-term growth of capital.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Growth Fund.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Roxbury Small-Cap Growth Fund - Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load)	none
Maximum sales charge imposed on reinvested dividends (and other distributions)	none
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)	1.00%
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Roxbury Small-Cap Growth Fund - Institutional Shares
Management fees		1.00%
Distribution (12b-1) and/or Shareholder Service fees		none
Other expenses		0.53%
Total Annual Fund Operating Expenses		1.53%
Fee Waivers/Expense Reimbursements	[1]	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers/ Expense Reimbursements	[1]	1.25%
[1]	The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Small-Cap Growth Fund to limit the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses to 1.25%. The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Board of Trustees and the investment adviser.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Roxbury Small-Cap Growth Fund - Institutional Shares	127	397	686	1,511

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 181%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Small-Cap Growth Fund, under normal market conditions, invests at least 80%

of its net assets plus any borrowings for investment purposes in the following equity (or equity-related) securities:

• Common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P

SmallCap 600® and Russell 2000® Indices ("small-cap companies");

• Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

• Options on indices of the common stock of small-cap companies; and

• Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

The 80% policy of the Small-Cap Growth Fund may be changed upon sixty (60) days written notice to shareholders.

As a non-fundamental policy, no more than 15% of the Fund's total assets may at anytime be committed or exposed to derivative strategies, which includes options and futures contracts. These derivative instruments will be counted toward the

Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the

Fund's objective.

The Fund may purchase securities of companies engaged in initial public offerings ("IPOs").

The Fund may from time to time invest in foreign securities including American

Depositary Receipts, and in convertible securities, including preferred stock,

warrants and debentures.

In selecting securities, the research process utilized by the investment adviser, Roxbury Capital Management, LLC ("Roxbury"), begins by screening a universe of stocks with market capitalizations of generally less than $2 billion and expected future earnings growth of greater than 15%. Roxbury then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-90 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions.

Roxbury engages periodically in active trading in Fund securities.

Roxbury generally sells stocks when it believes they have become overvalued,

when the fundamentals weaken or if poor relative price performance persists.

As of June 30, 2011, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $56 million and $3.1 billion and, as of September 30, 2011, the S&P SmallCap 600® Index was between

$300 million and $1.4 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80%

policy. The Fund may invest up to 20% of its assets in stocks of companies in other capitalization ranges.

PRINCIPAL RISKS
An investment in the Fund is subject to the principal risks summarized below,

which are further described under "Additional Risk Information."

• It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

• The Fund's share price will fluctuate in response to changes in market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

• The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.

• Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If Roxbury's assessment of a company's prospects for earnings growth or how other investors will value the company's earnings growth is incorrect,

the price of the stock may fail to reach the value Roxbury has placed on it.

Growth stock prices tend to fluctuate more dramatically than the overall stock market.

• Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and of any income or distributions the Fund may receive on those securities.

Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets,

foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

• The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. Future contracts and options may not always be successful hedges and using them could lower the Fund's total return. Future contracts and options are also subject to the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. The potential loss from the use of futures can exceed the Fund's initial investment in such contracts.

• The price of securities purchased in IPOs can be very volatile. The effect of

IPO investments on the Fund's performance depends on a variety of factors,

including the number of IPOs the Fund invests in relative to the size of the

Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.

• The Fund engages in active and frequent trading, resulting in high portfolio turnover. The higher the Fund's portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving taxable gains in the year.

• The performance of the Fund will depend on whether or not Roxbury is successful in pursuing the Fund's investment strategies.

PERFORMANCE INFORMATION
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years and since inception compared with those of the

Russell 2000® Growth Index, which is a broad measure of market performance. This performance information includes performance of the Fund's predecessor, the

Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the "Predecessor

Fund"), for periods prior to February 2, 2007. The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. More recent performance information is available by calling

1-800-497-2960.

Average Annual Total Returns for the Calendar Years Since Inception	[1]

Best Quarter        Worst Quarter

    22.35%              -25.90%

June 30, 2009     December 31, 2008

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Roxbury Small-Cap Growth Fund - Institutional Shares	Return Before Taxes	24.58%	3.60%	10.99%	Jan. 02, 2003
Roxbury Small-Cap Growth Fund - Institutional Shares After Taxes on Distributions	Return After Taxes on Distributions	24.58%	2.49%	10.02%	Jan. 02, 2003
Roxbury Small-Cap Growth Fund - Institutional Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sales of Fund Shares	15.98%	2.69%	9.33%	Jan. 02, 2003
Roxbury Small-Cap Growth Fund - Institutional Shares Russell 2000 Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	29.10%	5.32%	10.91%	Jan. 02, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

[1]	The year-to-date return for the Fund is (17.20)% as of September 30, 2011.